Schedule of Weighted Average Dilutive Effect of Common Shares (Detail) - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss per share	15,974,511	16,896,803
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss per share	13,402,685	13,402,685
Forfeitable Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss per share	1,675,336	1,675,336
Unvested Restricted Shares Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss per share	704,360	1,674,684
Unvested Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net loss per share	192,130	144,098